Leases - Schedule of Maturity of Operating Lease Liabilities (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024 (remaining)	$ 348,710
2024 & 2025	476,164	$ 462,295
2025 & 2026	490,449	476,164
2026 & 2027	206,864	490,449
2027		206,864
Total payments	1,522,187	1,635,772
Less: Interest	(183,924)	(211,834)
Present value of obligations	$ 1,338,263	$ 1,423,938	$ 1,737,386